Warrant Liability (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Jul. 31, 2021
Warrant Liability
Increase (decrease) through exercise of warrants, equity			$ 6,621,347
Fair value of warrants	$ 278,396		278,396		$ 199,458
Gain (loss) on fair value of warrant liability	$ 29,910	$ 8,879,154	$ 78,938	$ 8,879,154